ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
11.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments
Balance as of December 31, 2013 (Audited)	1,986
Other comprehensive income (Unaudited)	6,306

Balance as of September 30, 2014 (Unaudited)	8,292

Balance as of September 30, 2014 (Unaudited), in US$	1,351

19.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments
Balance as of January 1, 2011	—
Other comprehensive income	—

Balance as of December 31, 2011	—
Other comprehensive income	583

Balance as of December 31, 2012	583
Other comprehensive income	1,403

Balance as of December 31, 2013	1,986

Balance as of December 31, 2013, in US$	328